Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 11 — SUBSEQUENT EVENTS

(1)    The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than as described in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 10, 2022, the Company entered into the First Amendment to Business Combination Agreement (See Note 6).

On January 28, 2022, the $200,000 advance from the company sponsor was converted into a Working Capital Loan via a promissory note (See Note 5).

(2)    Financial Statement Schedules:

None.

Manscaped Holdings, LLC [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

16.    Subsequent Events

Subsequent events are events or transactions that occur after the balance sheet date but before the consolidated financial statements are issued or are available to be issued. The Company recognizes in the consolidated financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing the consolidated financial statements.

In accordance with ASC 855, Subsequent Events, the Company evaluated all subsequent events that occurred after the consolidated balance sheets date through April 22, 2022 the date the consolidated financial statements were available to be issued.

Term Loan Advance

On February 28, 2022, the Company borrowed the remaining $10.0 million under the Tranche B commitment. Terms are commensurate with the borrowings under the Tranche B commitment as of December 31, 2021 (see Note 7).

Line of Credit

On March 22, 2022, the Company amended the revolving line of credit agreement to extend the maturity date to June 30, 2022.

Marketing Commitments

The Company entered into various agreements with third parties for marketing and advertising services subsequent to December 31, 2021 (the “Marketing Agreements”). The Marketing Agreements contain terms ranging from three months to four-years and result in an aggregate minimum contractual commitment of $4.5 million to be paid ratably through March 2026, and include contingent payments of approximately $2.0 million in common stock of the newly formed entity if the SPAC Transaction is consummated, with potential adjustments based on changes in stock price on the transaction date, or, if the SPAC Transaction is not consummated, payments in the form of approximately 324,000 incentive units, with potential adjustments based on the Company’s capitalization, with a liquidation threshold equal to the fair value of the Company.